Goodwill - Text Details (Detail) € in Millions		12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 EUR (€)		Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	[1]	Sep. 30, 2019 EUR (€)	Jan. 31, 2019 EUR (€)
Goodwill - Text Details (Detail) [Line Items]
Impairment loss recognised in profit or loss, goodwill	€ 97	€ 97	[1],[2]		€ 9
Goodwill	€ 8,654	8,654		€ 8,503
Neuro [member]
Goodwill - Text Details (Detail) [Line Items]
Impairment loss recognised in profit or loss, goodwill		€ 19
Population Health Management [member]
Goodwill - Text Details (Detail) [Line Items]
Discount rate applied to cash flow projections	10.10%	10.10%
Initial forecast period	11.50%	11.50%
Growth rate used to extrapolate cash flow projections	10.40%	10.40%
Sensitivity pre-tax discount rate		50
Sensitivity compound long-term sales growth		180
Sensitivity terminal value		9.00%
Population Insights & Care [member]
Goodwill - Text Details (Detail) [Line Items]
Impairment loss recognised in profit or loss, goodwill		€ 78
Recoverable amount of asset or cash-generating unit	€ 158	€ 158
Goodwill							€ 236
Discount rate applied to cash flow projections	10.10%	10.10%
EPDSolutionsLtd[Member]
Goodwill - Text Details (Detail) [Line Items]
Goodwill	€ 271	€ 271						€ 271
Discount rate applied to cash flow projections	14.40%	14.40%
Goodwill [member]
Goodwill - Text Details (Detail) [Line Items]
Acquisitions through business combinations, intangible assets and goodwill		€ 83		465
Increase (decrease) through net exchange differences, intangible assets and goodwill		165		310
Goodwill [member] | Neuro [member]
Goodwill - Text Details (Detail) [Line Items]
Goodwill	€ 19	19
Goodwill [member] | Population Health Management [member]
Goodwill - Text Details (Detail) [Line Items]
Goodwill	€ 176	€ 176
Goodwill [member] | EPDSolutionsLtd[Member]
Goodwill - Text Details (Detail) [Line Items]
Acquisitions through business combinations, intangible assets and goodwill				262
Goodwill [member] | Remaining acquisitions (excluding EPD) [Member]
Goodwill - Text Details (Detail) [Line Items]
Acquisitions through business combinations, intangible assets and goodwill				€ 203

[1]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[2]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.